14. NET FINANCIAL COSTS (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Financial Costs
Unrealized foreign exchange loss (gain)	$ (511)		$ (521)	$ 8
Interest income	(53)	(3)	(97)	(23)
Interest expense on lease liabilities	28	7	58	16
Accretion and interest on borrowings and bond	689	139	1,349	237
Accretion of issue costs	4		9
Loss on disposal of investment		2		6
Net financial costs	$ 157	$ 145	$ 798	$ 244